Long-term investment (Tables)	12 Months Ended
Mar. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Long-Term Investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

	Investment-1	Investment-2	Investment-3	Total
	USD	USD	USD	USD
Balance as of March 31, 2023	—	14,296,824	—	14,296,824
Investments made	—	—	1,842,142	1,842,142
Share gain (loss) from equity investments		1,700,955	(1,085)	1,699,870
Impairment	—	—	—	—
Foreign currency translation adjustments	—	(445,004)	(2)	(445,006)
Balance as of March 31, 2024	—	15,552,775	1,841,055	17,393,830